Employee benefits	12 Months Ended
Dec. 31, 2024
Employee benefits [Abstract]
Employee benefits
11.	Employee benefits

	As of December 31,
	2024	2023
Net defined benefit liability:
Liability for social security contributions	$8,928,403	$4,544,203
Liability for long-service leave	10,175,001	8,766,021
Total employee benefit liability	19,103,404	13,310,224
Non-current	$10,175,001	$8,766,021
Current	$8,928,403	$4,544,203

In accordance with Mexican Labor Law, the Group provides seniority premium benefits, which consist of a single payment of 12 days for each year worked based on the last salary, limited to twice the minimum salary established by law. The relative liability and the annual cost of benefits are calculated by independent actuaries in accordance with the bases defined in the plans, using the projected unit credit method.
Movement in net defined benefit liability

	As of December 31,
	2024	2023	2022
Balance as of January 1,	$8,766,021	$6,654,318	$3,415,458
Included in profit and loss:
Current service cost	1,324,563	1,706,150	428,469
Interest cost	179,510	544,326	255,911
	10,270,094	8,904,794	4,099,838
Included in OCI
Remeasurement in loss (gain)	(16,372)	(124,616)	2,554,480
Payments
Benefits paid	(78,721)	(14,157)	—
Balance as of December 31,	$10,175,001	$8,766,021	$6,654,318

Actuarial assumptions
The following were the principal actuarial assumption at the reporting date (expressed as weighted averages):

	2024	2023
Discount rate	10.70%	9.20%
Salary growth	5.50%	5.50%
Future salary growth	5.00%	5.50%

As of December 31, 2024 and 2023, the weighted -average duration of the defined benefit obligation was 15 years per employee.
Sensitivity analysis
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	As of December 31, 2024		As of December 31, 2023
	Increase	Decrease	Increase	Decrease
Discount rate (1% variance)	$(670,015)	$747,123	$(1,121,519)	$1,298,516
	$(670,015)	$747,123	$(1,121,519)	$1,298,516